Benefit Plans and Other Postretirement Benefits - Fair Values of Pension Assets By Asset Category and Level Within the Fair Value Hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Minimum
Significant assumptions used to calculate NRG's benefit expense
Aon Hewitt above median yield curve discount rate (in years)	6 months
Maximum
Significant assumptions used to calculate NRG's benefit expense
Aon Hewitt above median yield curve discount rate (in years)	99 years
Pension Benefits
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	$ 1,150	$ 981	$ 1,104
Significant assumptions used to calculate NRG's benefit obligations
Discount rate	3.26%	4.38%
Rate of compensation increase	3.00%	3.00%
Significant assumptions used to calculate NRG's benefit expense
Discount rate			4.26%
Expected return on plan assets	6.35%	6.17%	6.85%
Rate of compensation increase	3.00%	3.00%	3.00%
Pension Benefits | Minimum
Significant assumptions used to calculate NRG's benefit expense
Discount rate	4.38%	3.71%
Pension Benefits | Maximum
Significant assumptions used to calculate NRG's benefit expense
Discount rate	4.20%	4.04%
Pension Benefits | Common/collective trust investment — U.S. equity
Target allocations
Target allocation of pension plan assets (as percent)	20.00%
Pension Benefits | Common/collective trust investment — non-U.S. equity
Target allocations
Target allocation of pension plan assets (as percent)	13.00%
Pension Benefits | Common/collective trust investment — non-core assets
Target allocations
Target allocation of pension plan assets (as percent)	17.00%
Pension Benefits | Common/collective trust investment — fixed income
Target allocations
Target allocation of pension plan assets (as percent)	50.00%
Pension Benefits | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	$ 12	$ 12
Pension Benefits | Quoted Prices in Active Markets for Identical Assets (Level 1) | Common/collective trust investment — U.S. equity
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	0	0
Pension Benefits | Quoted Prices in Active Markets for Identical Assets (Level 1) | Common/collective trust investment — non-U.S. equity
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	0	0
Pension Benefits | Quoted Prices in Active Markets for Identical Assets (Level 1) | Common/collective trust investment — non-core assets
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	0	0
Pension Benefits | Quoted Prices in Active Markets for Identical Assets (Level 1) | Common/collective trust investment — fixed income
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	0	0
Pension Benefits | Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investment fund
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	12	12
Pension Benefits | Significant Observable Inputs (Level 2)
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	721	609
Pension Benefits | Significant Observable Inputs (Level 2) | Common/collective trust investment — U.S. equity
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	233	183
Pension Benefits | Significant Observable Inputs (Level 2) | Common/collective trust investment — non-U.S. equity
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	73	53
Pension Benefits | Significant Observable Inputs (Level 2) | Common/collective trust investment — non-core assets
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	143	117
Pension Benefits | Significant Observable Inputs (Level 2) | Common/collective trust investment — fixed income
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	272	256
Pension Benefits | Significant Observable Inputs (Level 2) | Short-term investment fund
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	0	0
Pension Benefits | Total
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	733	621
Pension Benefits | Total | Common/collective trust investment — U.S. equity
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	233	183
Pension Benefits | Total | Common/collective trust investment — non-U.S. equity
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	73	53
Pension Benefits | Total | Common/collective trust investment — non-core assets
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	143	117
Pension Benefits | Total | Common/collective trust investment — fixed income
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	272	256
Pension Benefits | Total | Short-term investment fund
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	12	12
Pension Benefits | Fair Value Measured at Net Asset Value Per Share
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	1,150	981
Pension Benefits | Fair Value Measured at Net Asset Value Per Share | Common/collective trust investment — non-U.S. equity
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	84	70
Pension Benefits | Fair Value Measured at Net Asset Value Per Share | Common/collective trust investment — non-core assets
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	24	16
Pension Benefits | Fair Value Measured at Net Asset Value Per Share | Common/collective trust investment — fixed income
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	279	249
Pension Benefits | Fair Value Measured at Net Asset Value Per Share | Partnerships/joint ventures
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	30	25
Other Postretirement Benefits Plan
Benefit Plans and Other Postretirement Benefits
Fair value of plan assets	$ 0	$ 0	$ 0
Significant assumptions used to calculate NRG's benefit obligations
Discount rate	3.26%	4.37%
Rate of compensation increase	0.00%	0.00%
Significant assumptions used to calculate NRG's benefit expense
Discount rate			4.29%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Other Postretirement Benefits Plan | Minimum
Significant assumptions used to calculate NRG's benefit expense
Discount rate	4.37%	3.71%
Other Postretirement Benefits Plan | Maximum
Significant assumptions used to calculate NRG's benefit expense
Discount rate		4.08%
Other Postretirement Benefits Plan | Postretirement Benefit Obligation
Significant assumptions used to calculate NRG's benefit obligations
Year Health care cost trend rate reaches ultimate trend rate	2028	2025
Other Postretirement Benefits Plan | Postretirement Benefit Obligation | Before age 65
Significant assumptions used to calculate NRG's benefit obligations
Health care trend rate	7.50%	7.80%	7.00%
Other Postretirement Benefits Plan | Postretirement Benefit Obligation | Age 65 and after
Significant assumptions used to calculate NRG's benefit obligations
Health care trend rate	4.50%	4.50%
Other Postretirement Benefits Plan | Net Period Benefit Cost/Credit
Significant assumptions used to calculate NRG's benefit obligations
Year Health care cost trend rate reaches ultimate trend rate	2025	2025	2025
Other Postretirement Benefits Plan | Net Period Benefit Cost/Credit | Before age 65
Significant assumptions used to calculate NRG's benefit obligations
Health care trend rate	7.80%	8.20%
Other Postretirement Benefits Plan | Net Period Benefit Cost/Credit | Age 65 and after
Significant assumptions used to calculate NRG's benefit obligations
Health care trend rate	4.50%	4.50%	5.00%